Share-Based Compensation	12 Months Ended
Dec. 31, 2017
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

27. SHARE-BASED COMPENSATION

Share-Based Compensation Expense

Reflected in the Consolidated Statements of Comprehensive Income within Operating, Selling and General expense are the following share-based compensation amounts:

($ millions)	2017	2016

Equity-settled plans	48	48

Cash-settled plans	334	395

Total share-based compensation expense	382	443

Liability Recognized for Share-Based Compensation

Reflected in the Consolidated Balance Sheets within accounts payable and accrued liabilities and other long-term liabilities are the following fair value amounts for the company's cash-settled plans:

($ millions)	2017	2016

Current Liability	344	359

Long-Term Liability (note 23)	361	364

Total Liability	705	723

The intrinsic value of the vested awards at December 31, 2017 was $399 million (December 31, 2016 – $406 million).

Stock Option Plans

Suncor grants stock option awards as a form of retention and incentive compensation.

(a) Active Stock Option Plan

Stock options granted by the company on or after August 1, 2010 provide the holder with the right to purchase common shares at the grant date market price, subject to fulfilling vesting terms. This plan replaced the pre-merger stock option plan of legacy Suncor and legacy Petro-Canada. Options granted have a seven-year life, vest annually over a three-year period and are accounted for as equity-settled awards.

The weighted average fair value of options granted during the period and the weighted average assumptions used in their determination are as noted below:

	2017	2016

Annual dividend per share	$ 1.28	$ 1.16

Risk-free interest rate	1.09%	0.55%

Expected life	5 years	5 years

Expected volatility	25%	28%

Weighted average fair value per option	$ 6.42	$ 4.60

The expected life is based on historical stock option exercise data and current expectations. The expected volatility considers the historical volatility in the price of Suncor's common shares over a period similar to the life of the options, and is indicative of future trends.

(b) Discontinued Stock Option Plans

Executive and Key Contributor Stock Options

Options granted under these plans generally have a seven-to-ten-year life and vest over a three-year period. These plans were in place prior to August 1, 2009, at the time of the merger between Petro-Canada and Suncor, and are accounted for as equity-settled awards.

Suncor Energy Inc. Stock Options with TSARs

Options granted between August 1, 2009 and July 31, 2010, have a seven-year life and vest annually over a three-year period. Each option included a tandem stock appreciation right (TSAR), allowing the option holder the right to receive a cash payment equal to the excess of the market price of Suncor's common shares at the time of exercise over the exercise price of the option. These awards are accounted for as cash-settled. All options granted under this plan expired at December 31, 2017.

Legacy Petro-Canada Stock Options with CPAs

Options granted to executives and key employees prior to August 1, 2009, can be settled in common shares or exchanged for a cash payment alternative (CPA). Options granted have a seven-year life, vest over periods of up to four years and are accounted for as cash-settled awards. All options granted under this plan expired at December 31, 2016.

The following table presents a summary of the activity related to Suncor's stock option plans:

	2017		2016

	Number (thousands)	Weighted Average Exercise Price ($)	Number (thousands)	Weighted Average Exercise Price ($)

Outstanding, beginning of year	31 442	35.98	29 090	36.97

Granted	7 401	42.04	8 145	30.26

Exercised for cash payment	(6)	32.00	(1 441)	30.39

Exercised as options for common shares	(6 223)	36.65	(3 983)	33.36

Forfeited/expired	(1 504)	42.21	(369)	38.12

Outstanding, end of year	31 110	36.96	31 442	35.98

Exercisable, end of year	17 363	36.53	17 821	37.74

Options are exercised regularly throughout the year. Therefore, the weighted average share price during the year of $41.09 (2016 – $36.23) is representative of the weighted average share price at the date of exercise.

For the options outstanding at December 31, 2017, the exercise price ranges and weighted average remaining contractual lives are shown below:

	Outstanding			Exercisable

Exercise Prices ($)	Number (thousands)	Weighted Average Remaining Contractual Life (years)	Weighted Average exercise price ($)	Number (thousands)	Weighted Average exercise price ($)

24.50-34.99	11 466	4	31.32	6 714	32.07

35.00-39.99	9 987	4	37.72	8 006	37.44

40.00-44.99	8 347	5	41.99	1 333	41.70

45.00-49.99	1 197	0	47.52	1 197	47.52

50.00-69.97	113	0	59.54	113	59.54

Total	31 110	4	36.96	17 363	36.53

Common shares authorized for issuance by the Board of Directors that remain available for the granting of future options:

(thousands)	2017	2016

	28 972	10 937

Share Unit Plans

Suncor grants share units as a form of retention and incentive compensation. Share unit plans are accounted for as cash-settled awards.

(a) Performance Share Units (PSUs)

A PSU is a time-vested award entitling employees to receive varying degrees of cash (0% – 200% of the company's share price at time of vesting) contingent upon Suncor's total shareholder return (stock price appreciation and dividend income) relative to a peer group of companies. PSUs vest approximately three years after the grant date.

(b) Restricted Share Units (RSUs)

A RSU is a time-vested award entitling employees to receive cash calculated based on an average of the company's share price leading up to vesting. RSUs vest approximately three years after the grant date.

(c) Deferred Share Units (DSUs)

A DSU is redeemable for cash or a common share for a period of time after a unitholder ceases employment or Board membership. The DSU Plan is limited to executives and members of the Board of Directors. Members of the Board of Directors receive an annual grant of DSUs as part of their compensation and may elect to receive their fees in cash only or in increments of 50% or 100% allocated to DSUs. Executives may elect to receive their annual incentive bonus in cash only or in increments of 25%, 50%, 75% or 100% allocated to DSUs.

The following table presents a summary of the activity related to Suncor's share unit plans:

(thousands)	PSU	RSU	DSU

Outstanding, December 31, 2015	2 465	19 104	1 072

Granted	1 683	6 194	186

Redeemed for cash	(1 714)	(6 649)	(40)

Forfeited/expired	(21)	(491)	—

Outstanding, December 31, 2016	2 413	18 158	1 218

Granted	1 570	5 009	202

Redeemed for cash	(1 663)	(6 354)	(118)

Forfeited/expired	(53)	(741)	—

Outstanding, December 31, 2017	2 267	16 072	1 302

Stock Appreciation Rights (SARs)

A SAR entitles the holder to receive a cash payment equal to the difference between the stated exercise price and the market price of the company's common shares on the date the SAR is exercised, and is accounted for as a cash-settled award.

(a) Suncor Energy Inc. SARs

These SARs have a seven-year life and vest annually over a three-year period.

(b) Legacy Petro-Canada SARs

This plan was discontinued on August 1, 2009. These SARs have a seven-year life and vest annually over a four-year period. All SARs granted under this plan expired at December 31, 2016.

The following table presents a summary of the activity related to Suncor's SAR plans:

	2017		2016

	Number (thousands)	Weighted Average Exercise Price ($)	Number (thousands)	Weighted Average Exercise Price ($)

Outstanding, beginning of year	485	34.90	957	27.98

Granted	107	42.05	142	30.23

Exercised	(176)	35.59	(610)	23.07

Forfeited/expired	(29)	37.32	(4)	19.44

Outstanding, end of year	387	36.38	485	34.90

Exercisable, end of year	162	35.39	240	36.29